Reconciliation Between Actual Income Tax Expense and Amount that Results by Applying Statutory Tax Rate of Twenty Five Percent to Earnings Before Income Taxes (Detail)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Reconciliation of Statutory Federal Tax Rate [Line Items]
Computed "expected" tax expense		34,422	16,740	13,207
Effect of tax rate differential		(33)	(1,345)	(1,797)
PRC dividend withholding tax		4,598	680	(1,263)
Non-deductible expenses:
- Disallowed rental expenses		14,190	8,527	10,010
- Penalty imposed by SAFE				5,951
- Bad debt write-off		569
- Others		1,479	430	272
Reversal of deferred tax liabilities on equity method investment		(6,250)
Non-taxable income		(1,132)	(872)	(667)
Effect of deemed interest income			624
Release of unrecognized tax benefits due to expiration of the statute of limitations		(2,785)	(2,421)
Change in valuation allowance		2,536	8,663	10,608
Actual income tax expense	$ 7,639	47,594	31,026	36,321